Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 5,980,366	$ 3,754,075
Marketable securities	9,093,887	0
Accounts receivable, net	4,166,885	206,434
Short-term advance to affiliate	9,095,545	1,918,918
Inventory of Drone Components	2,842,794	0
Other current assets	2,030,715	399,050
Total current assets	33,210,192	6,278,477
Long-term assets
Property, plant & equipment, net	11,692,444	416,695
Right of Use assets	4,087,653	210,560
Note receivable from affiliate	341,850	341,850
Long-term advance to affiliates	15,216,049	13,639,055
Capital advances	1,708,194	522,176
Loan initiation fees	3,282,221	3,656,109
Product development costs, net	6,682,795	4,825,348
Intangibles	10,355,079	2,287,367
Goodwill	12,106,307	2,468,722
Other long-term assets	1,080,656	0
Total long-term assets	66,553,249	28,367,882
Total assets	99,763,441	34,646,359
Current liabilities
Accounts payable and accrued liabilities	9,074,281	1,423,545
Contract Liabilities	1,270,958	1,283,892
Lease liability	921,068	58,979
Loans Payable	3,689,457	124,696
Total current liabilities	14,955,764	2,891,112
Long-term liabilities
Long-term lease obligation	3,279,270	152,365
Loans payable	13,566,956	9,783,539
Total long-term liabilities	16,846,226	9,935,904
Total liabilities	31,801,990	12,827,016
Shareholders' equity
Preferred Stock, Value	51,810,000	51,450,000
Super voting stock	1,800,000	1,800,000
Common Stock, Value	14,406,266	7,530,337
Warrants	361,058	751,000
Contributed surplus	110,671,268	16,594,870
Accumulated other comprehensive items reserve	(606,722)	397,061
Accumulated deficit	(53,742,186)	(8,524,113)
Common Control Adjustment Account	(56,738,233)	(48,179,812)
Total shareholders' equity	67,961,451	21,819,343
Total liabilities and shareholders' equity	$ 99,763,441	$ 34,646,359